Nature of Activities and Significant Accounting Policies -Schedule of Exercise of Warrants and Options were Excluded from Diluted Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Income (loss) from continuing operations	$ 16,271,756	$ (227,723)	$ 15,936,368	$ (472,473)	$ (2,387,482)	$ (1,247,436)
Loss from discontinued operations				$ (317,123)
Denominator:
Weighted average shares outstanding – basic	62,272,062	54,290,468	59,779,693	54,244,887	54,832,811	51,190,679
Dilutive effect of stock issuable pursuant to the exercise of warrants	7,125		4,500
Dilutive effect of stock issuable pursuant to the exercise of options	65,500		43,667
Weighted average shares outstanding - diluted	62,344,687	54,290,468	59,827,860	54,244,887	54,832,811	51,190,679
Income (loss) per share from continuing operations - basic	$ 0.26	$ (0)	$ 0.27	$ (0.01)	$ (0.043)	$ (0.024)
Income (loss) per share from continuing operations - diluted	0.26	(0)	0.27	(0.01)	(0.043)	(0.024)
Loss per share from discontinued operations - basic				(0)	(0.006)	(0.002)
Loss per share from discontinued operations - diluted				$ (0)	$ (0.006)	$ (0.002)